Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation as of September 30, 2017 and 2016 because their effect was anti-dilutive:

	As of September 30,
	2017	2016
Warrants to purchase common stock	52,669,694	268,788,732
Convertible notes	-	45,817,156
Favored Nations	-	108,747,774
Series B preferred stock	155,663,400	-
Series C preferred stock	15,873,600	-
Total	224,206,694	423,353,662

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2016 and 2015 because their effect was anti-dilutive:

	As of December 31,
	2016	2015
Warrants to purchase common stock	268,788,732	486,723
Convertible notes	50,198,041	80,555
Favored Nations	108,747,774	-
Total	427,734,547	567,278